Consolidated Statements Of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Flight equipment	$ 31,984,668,000	$ 8,085,947,000	$ 7,261,899,000
Net investment in finance and sales-type leases	347,091,000	31,995,000
Non-Cash Investing And Financing Activities [Member]
Flight equipment	108,300,000	32,900,000	6,000,000
Net investment in finance and sales-type leases	124,700,000
Gain (loss) from reclassification of assets	16,400,000
Other Assets [Member] | Non-Cash Investing And Financing Activities [Member]
Flight equipment	$ 51,600,000